7. Stock-based Compensation	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 7 - Stock-based Compensation

Stock Compensation Plans

Our stock-based compensation programs are long-term retention programs that are intended to attract, retain and provide incentives for talented employees, officers and directors, and to align stockholder and employee interests. We have the following stock-based compensation plans and programs:

During 1998, we adopted the 1998 Stock Option Plan (the “1998 Plan”). An aggregate of 285,714 shares of common stock were reserved for issuance upon the exercise of options granted under the 1998 Plan. In September 2005, the shareholders approved an increase in the number of shares available for issuance to 714,285 shares. The 1998 Plan expired on August 31, 2008. The options are exercisable for up to ten years from the grant date. As of December 31, 2013, there were outstanding options to purchase 415,709 share of Company common stock under the 1998 Plan.

Subsequent to the expiration of the 1998 Plan, the Company issued, outside of the 1998 Plan, non-incentive stock options for an aggregate of 1,243,584 shares of Company common stock. Of this amount, 980,173 remain outstanding. All non-incentive stock options issued in 2012 were issued outside of the 1998 Plan.

During 2013, we adopted the 2013 Performance Incentive Plan (the “2013 Plan”), which allows us to grant options or restricted stock units to all employees, including executive officers, outside consultants and non-employee directors. An aggregate of 142,857 shares of common stock were reserved for issuance upon the exercise of options granted under the 2013 Plan. Option vesting periods are generally four years for the 2013 Plan. Options granted under this plan generally expire ten years from the effective date of grant. As of December 31, 2013, there were outstanding options to purchase 21,427 share of Company common stock and no unvested restricted stock units outstanding under the 2013 Plan.

Issuance of Shares

When options and warrants are exercised, it is the Company’s policy to issue new shares.

Stock Option Activity

The following is a summary of stock option activity under our stock option plans for 2013 and 2012, and the status of stock options outstanding at December 31, 2013 and 2012:

	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
		Wtd. Avg.		Wtd. Avg.
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	1,452,082	$1.24	1,265,920	$1.16
Granted	21,427	9.67	224,991	1.67
Exercised	(25,419)	(1.00)	-	-
Forfeited	(29,001)	(1.56)	(38,383)	(1.18)
Expired - vested	(1,780)	(1.12)	(446)	(0.98)
Outstanding at end of year	1,417,309	$1.36	1,452,082	$1.24

Stock options exercisable at year end	1,177,588	$1.19	1,013,173	$1.15

Weighted average fair value of options granted was $8.20 and $1.37 per share for the years ended December 31, 2013 and 2012, respectively.

During the year ended December 31, 2013, stock options covering 25,419 shares of common stock with a total intrinsic value of $73,627 were exercised.

As of December 31, 2013, there was $9,998,946 of aggregate intrinsic value of outstanding stock options, including $8,492,895 of aggregate intrinsic value of exercisable stock options.  Intrinsic value is the total pretax intrinsic value for all “in-the-money” options (i.e., the difference between the Company’s closing stock price on the last trading day of 2013 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options as of December 31, 2013.  This amount will change based on the fair market value of the Company’s stock.

The following table summarizes information about stock options outstanding at December 31, 2013:

	Number
	Outstanding at	Weighted Average
Range of	December 31,	Remaining	Weighted Average
Exercise Prices	2013	Contractual Life	Exercise Price
$0.49-$1.00	180,279	3.97	$0.90
$1.01-$1.30	799,861	5.52	$1.14
$1.31-$2.00	397,887	6.65	$1.44
$2.01-$10.50	39,282	9.39	$7.25
	1,417,309	5.74	$1.36

The weighted average remaining contractual life of exercisable options at December 31, 2013, is 5.34 years. Total unrecognized compensation cost at December 31, 2013 of $346,859 is expected to be recognized over a weighted average period of 1.8 years.

Restricted Stock Unit Activity

During 2013, we granted 4,762 restricted stock units to a Director under the 2013 Plan. The stock units were granted at the price of $10.50 per share, which was the fair value of the stock on the grant date. The Company recognized $50,000 in stock compensation related to this grant in 2013, which is included in general and administrative expenses. This grant was converted to Common Stock upon grant, as it was fully vested on the date of the grant. As of December 31, 2013, there were no restricted stock units outstanding.